Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Net sales
Third party net sales	$ 187,244	$ 186,276	$ 373,805	$ 370,341
Related party net sales (Note 12)	14,325	13,974	29,035	28,227
Total net sales	201,569	200,250	402,840	398,568
Cost of sales	178,732	171,911	367,663	347,982
Gross profit	22,837	28,339	35,177	50,586
Operating expenses
Selling, general and administrative	(13,563)	(13,959)	(27,366)	(28,727)
Amortization of acquired intangible assets	(4,044)	(4,085)	(8,091)	(8,168)
Restructuring costs, net (Note 3)	(6,411)	(4,268)	(6,740)	(8,377)
Trademark impairment loss (Note 6)		(38,000)		(38,000)
Operating loss	(1,181)	(31,973)	(7,020)	(32,686)
Other expense
Interest expense, net (Note 9)	(1,017)	(11,303)	(6,669)	(26,699)
Miscellaneous, net	(1,017)	(788)	(1,931)	(1,807)
Loss from continuing operations before income taxes	(3,215)	(44,064)	(15,620)	(61,192)
Income tax (expense) benefit	(15,581)	16,658	(12,132)	20,367
Loss from continuing operations	(18,796)	(27,406)	(27,752)	(40,825)
(Loss) income from discontinued operations, net of tax (Note 2)	(12,265)	1,806	(15,574)	2,683
Net loss	(31,061)	(25,600)	(43,326)	(38,142)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(8,636)	973	(16,380)	6,164
Pension and OPEB liability, net of tax of ($232), ($19), ($492) and ($38)	396	32	779	62
Total other comprehensive (loss) income	(8,240)	1,005	(15,601)	6,226
Comprehensive loss	$ (39,301)	$ (24,595)	$ (58,927)	$ (31,916)